Annual Total Returns - NASDAQ-100 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - NASDAQ-100 2x Strategy Fund - Class C	Aug. 01, 2021
Bar Chart Table:
2011	(1.64%)
2012	32.96%
2013	78.85%
2014	35.47%
2015	12.86%
2016	8.21%
2017	67.64%
2018	(9.89%)
2019	79.36%
2020	86.73%